Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

(5) Inventories

Inventories consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Raw materials	21,018	3,221	19,108
Work-in-progress	1,233	189	1,152
Finished goods	10,187	1,561	10,041
Consumables and spare parts	874	134	892
Allowance for obsolescence	(7,876)	(1,207)	(7,609)
	25,436	3,898	23,584